Net Income/(Loss) per Share (Narrative) (Details)	Apr. 17, 2020
Sohu [Member] | Ordinary Shares [Member] | Changyou [Member] | Changyou Merger [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Percentage of ordinary shares held	100.00%